BORROWINGS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
BORROWINGS
BORROWINGS

(US$ MILLIONS)	Business Services	Construction Services	Industrial Operations	Energy	Total Borrowings
2018	$269	$3	$208	$342	$822
2019	409	3	341	1	754
2020	75	3	463	—	541
2021	26	2	87	39	154
2022	337	1	73	—	411
Thereafter	62	—	521	—	583
Total - December 31, 2017	$1,178	$12	$1,693	$382	$3,265
Total - December 31, 2016	$471	$7	$528	$545	$1,551

Total current and non-current borrowings as at December 31, 2017 were $3,265 million (December 31, 2016: $1,551 million). The increase of $1,714 million compared to December 31, 2016 is primarily attributable to the acquisitions of businesses within our business services and industrial operations segments.
The partnership acquired $58 million of borrowings in the form of long-term shareholder loan notes, which are repayable in 2027 and bear interest at 8% as a result of the acquisition in our business services segment. The loans are repayable to the institutional investors and reinvesting management.
Some of the partnership's businesses have credit facilities in which they borrow and repay on a monthly basis. This movement has been shown on a net basis in the partnership's consolidated statements of cash flow.
As described in Note 1(b)(iii), the partnership entered into a credit agreement with Brookfield ("Brookfield Credit Agreements") for two, three-year revolving credit facilities with variable interest rates. One constitutes an operating credit facility that permits borrowings of up to $200 million for working capital purposes and the other constitutes an acquisition facility that permits borrowings of up to $300 million for purposes of funding acquisitions and investments. In October 2017, the two credit facilities were combined into one revolving credit facility that permits borrowings of up to $500 million for purposes of funding acquisitions and investments. As at December 31, 2017, the credit facilities under the Brookfield Credit Agreements remain undrawn.
In August 2016, the partnership entered into a $150 million unsecured bilateral credit facility with a group of Canadian and American banks. The credit facility is available in U.S. or Canadian dollars, and advances bear interest at the specified LIBOR or bankers' acceptance rate plus 2.75%, or the specified base rate or prime rate plus 1.75%. This facility had a two year term, with a one year extension and will be used for general corporate purposes. In May 2017, the credit facility's maturity date was amended and extended by one year to 2019, effective August 2017. In August 2017, the credit facility was increased by $100 million to an aggregate facility of $250 million. As at December 31, 2017, the facility remains undrawn and the partnership was in compliance with all covenants.
The partnership has credit facilities within its operating businesses with major financial institutions. The credit facilities are primarily composed of revolving term credit facilities and revolving operating facilities with variable interest rates. In certain cases, the facilities may have financial covenants which are generally in the form of interest coverage ratios and leverage ratios. One of the partnership's real estate services businesses within our business services segment has a securitization program under which it transfers an undivided co-ownership interest in eligible receivables on a fully serviced basis, for cash proceeds, at their fair value under the terms of the agreement. While the sale of the co-ownership interest is considered a legal sale, the partnership has determined that the asset derecognition criteria has not been met as substantially all risk and rewards of ownership are not transferred.
The weighted average interest rates of borrowings are as follows:

Weighted Average %	Business Services	Construction Services	Industrial Operations	Energy	Weighted Average
Total - December 31, 2017	4.06%	2.37%	9.93%	6.09%	7.33%
Total - December 31, 2016	2.63%	2.14%	5.16%	4.30%	4.07%
Borrowings by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2017	Local Currency	December 31, 2016	Local Currency
British pounds	46	36	29	23
U.S. dollars	974	974	848	848
Canadian dollars	936	1,090	652	876
Euro	17	14	—	—
Brazilian reais	1,292	4,271	—	—
Other	—	2	22	36
Total	$3,265		$1,551